DEAR SHAREHOLDERS:
--------------------------------------------------------------------------------
     During the first half of 1998, the Lexington Ramirez Global Income Fund recorded a 3.03%* total return. Consistent, superior performance coupled with relatively low price volatility and a high yield have been the hallmarks of this Fund since it opened its doors as a global bond fund on January 1, 1995.

     Global bonds can be risky investments. This is particularly true of fixed income securities in emerging markets. Here, investors face both interest rate and currency risk. Moreover, certain sectors of the market are interrelated. For example, economic troubles in the developing Asian economies were reflected quickly in the price of Latin American debt. Once speculators profited from currency devaluations in Thailand and Indonesia, they focused on potential exchange vulnerability in Russia and South Africa. Bonds in these distant markets suffered. The combination of interest rate risk and currency risk explain why returns vary so widely for global bond funds. But if these risks are properly balanced, investors can enjoy high current income and excellent total returns. For example, since December 31, 1994, the Lexington Ramirez Global Income Fund has returned 11.67%* annually to its shareholders.

     The secret of Lexington Ramirez's success is diversification. We maintain a balance - usually an even split- between dollar-denominated and foreign currency bonds. This helps control the currency risk. Then, we split those segments between developed market debt and emerging market securities. Interest rate risks within these two segments correlate closely. Then, we look for the best values in each of the resulting market segments.

     It's been tough to beat the U.S. bond market for performance this year. A rising dollar and declining domestic interest rates have proven to be a winning combination. For example, U.S. Treasury securities have returned about 4% so far this year. European debt securities have done about as well but the bonds of any developed market with even a hint of currency trouble have been under pressure. Japan is down 3.7%, Australia, 5.0%, and New Zealand, 7.7% in U.S. dollar terms. Most emerging debt markets were crushed. Going forward, we continue to see value in Eastern European debt (excluding Russia), certain developed European bond markets, and Latin American dollar-denominated debt.


Sincerely,


/s/Maria Fiorini Ramirez   /s/Robert M. DeMichele   /s/Denis P. Jamison
------------------------   ----------------------   -------------------
Maria Fiorini Ramirez     Robert M. DeMichele     Denis P. Jamison
Portfolio Manager         President               Portfolio Manager
August, 1998              August, 1998            August, 1998


* 5.90%, 7.29% and 7.99% are the one, five and ten year average annual standard total returns, respectively, for the period ended June 30, 1998. Prior to December 31, 1994 the Fund operated under a different name and investment objective. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than at their original cost. Total return represents past performance and is not predictive of future results.

LEXINGTON RAMIREZ GLOBAL INCOME FUND
STATEMENT OF NET ASSETS
(INCLUDING THE PORTFOLIO OF INVESTMENTS)
June 30, 1998 (unaudited)



   PRINCIPAL                                                    VALUE
AMOUNT OR SHARES                    SECURITY                   (NOTE 1)
------------------------------------------------------------------------
                     LONG-TERM DEBENTURES: 92.2%
                     GOVERNMENT OBLIGATIONS: 52.3%
                     Argentina: 2.9%
    $ 1,400,000      Republic of Argentina,
                       Floating Rate Note,
                       5.75%, due 03/31/23 .................. $1,042,125
                                                              ----------
                     Brazil: 4.7%
      2,320,420      Republic of Brazil, "C" Bond,
                       5.00%, due 04/15/14 ..................  1,682,909
                                                              ----------
                     Costa Rica: 2.2%
        900,000      Banco Central Costa Rica,
                       6.25%, due 05/21/10 ..................    792,000
                                                              ----------
                     Dominican Republic: 2.6%
      1,200,000      Central Bank of Dominican Republic,
                       Floating Rate Note,
                       6.625%, due 08/30/24   ...............    954,000
                                                              ----------
                     Ecuador: 2.1%
      1,100,000      Government of Ecuador,
                       Floating Rate Note,
                       6.625%, due 02/28/25   ...............    757,207
                                                              ----------
                     Greece: 9.2%
    500,000,000*     Hellenic Republic,
                       9.80%, due 03/21/00 ..................  1,614,878
    310,000,000*     Hellenic Republic,
                       Floating Rate Note,
                       11.00%, due 10/23/03   ...............  1,030,413
    200,000,000*     Hellenic Republic,
                       8.80%, due 06/19/07 ..................    694,590
                                                              ----------
                                                               3,339,881
                                                              ----------
                     Hungary: 5.2%
    200,000,000*     Government of Hungary,
                       21.00%, due 10/24/99   ...............    962,154
    200,000,000*     Government of Hungary,
                       16.00%, due 11/24/00   ...............    916,536
                                                              ----------
                                                               1,878,690
                                                              ----------
                     Korea: 2.6%
      1,000,000      Republic of Korea,
                       8.75%, due 04/15/03 ..................    939,907
                                                              ----------
                     Mexico: 2.3%
      1,000,000      United Mexican States,
                       6.25%, due 12/31/19 ..................    822,513
      1,000,000      United Mexican States (Rights)  ........         --
                                                              ----------
                                                                 822,513
                                                              ----------
                     Norway: 3.8%
     10,000,000*     Government of Norway,
                       7.00%, due 05/31/01 ..................  1,356,740
                                                              ----------
                     Philippines: 2.6%
     40,000,000*     Republic of the Philippines,
                       18.50%, due 05/07/00   ...............    956,602
                                                              ----------



   PRINCIPAL                                                    VALUE
    AMOUNT                    SECURITY                         (NOTE 1)
------------------------------------------------------------------------
                     Poland: 4.8%
      2,680,000*     Government of Poland,
                       16.00%, due 10/12/98  ................ $  754,546
      4,000,000*     Government of Poland,
                       12.00%, due 02/12/03  ................    979,723
                                                              ----------
                                                               1,734,269
                                                              ----------
                     South Africa: 2.7%
      5,100,000*     Electricity Supply Commission
                       (ESKOM), 11.00%, due 06/01/08  .......    673,181
      2,000,000*     Republic of South Africa,
                       12.00%, due 02/28/05  ................    295,965
                                                              ----------
                                                                 969,146
                                                              ----------
                     United Kingdom: 4.6%
      1,000,000*     Government of United Kingdom
                       Treasury Bond, 6.00%, due
                       08/10/99  ............................  1,646,601
                                                              ----------
                     TOTAL GOVERNMENT OBLIGATIONS
                       (cost $20,064,948) ................... 18,872,590
                                                              ----------
                     CORPORATE BONDS: 39.9%
                     Argentina: 2.6%
    $ 1,000,000      Compagnie De Radiocomunicaciones
                       Moviles SA, 9.25%, due
                       05/08/081,2  .........................    953,103
                                                              ----------
                     Canada: 4.7%
      1,237,000      CHC Helicopter Corporation,
                       11.50%, due 07/15/02  ................  1,329,775
        500,000*     Rogers Communications, Inc.,
                       10.50%, due 02/14/06  ................    376,392
                                                              ----------
                                                               1,706,167
                                                              ----------
                     Czech Republic: 3.4%
     12,500,000*     CEZ, A.S.,
                       11.30%, due 06/06/05 .................    310,254
     30,000,000*     International Finance Corporation,
                       24.00%, due 10/12/99  ................    914,675
                                                              ----------
                                                               1,224,929
                                                              ----------
                     Denmark: 9.9%
      3,500,000*     Danske Kredit,
                       6.00%, due 10/01/29.  ................    498,255
      5,286,000*     Nykredit A/S,
                       7.00%, due 10/01/26   ................    786,326
      5,293,000*     Realkredit Danmark A/S,
                       7.00%, due 10/01/26.  ................    788,907
      3,854,000*     Unikredit Realkredit,
                       7.00%, due 10/01/26   ................    573,868
      6,500,000*     Unikredit Realkredit,
                       6.00%, due 10/01/29.  ................    916,350
                                                              ----------
                                                               3,563,706
                                                              ----------

LEXINGTON RAMIREZ GLOBAL INCOME FUND
STATEMENT OF NET ASSETS
(INCLUDING THE PORTFOLIO OF INVESTMENTS)
June 30, 1998 (unaudited) (continued)




   PRINCIPAL                                                      VALUE
    AMOUNT                    SECURITY                           (NOTE 1)
------------------------------------------------------------------------
                     Mexico: 3.2%
    $ 1,000,000      Cemex SA,
                       12.75%, due 07/15/06  ................ $1,162,500
                                                              ----------
                     United States: 16.1%
        569,532      ABN-AMRO Mortgage Corporation,
                       Series 1998-1, Class B4,
                       6.79097%, due 04/25/281  .............    409,886
        700,000      Archibold Candy Corporation,
                       10.25%, due 07/01/04  ................    745,500
        563,812      BA Mortgage Securities, Inc.,
                       Series 1997-2, Class B4, 7.25%,
                       due 10/25/271   ......................    409,645
      1,000,000      Chiquita Brands International Inc.,
                       10.25%, due 11/01/06  ................  1,085,000
        950,000      Clark Materials Handling Company,
                       10.75%, due 11/15/06  ................  1,021,250
        190,975      DLJ Mortgage Acceptance Corporation,
                       Series 1996-I, Class B4,
                       7.25%, due 9/25/111,2 ................    160,718
        930,462      Norwest Asset Securities Corporation,
                       Series 1996-5, Class B4,
                       7.50%, due 5/25/271,2 ................    683,890
        696,451      PNC Mortgage Securities Corporation,
                       Series 1997-5, Class B5,
                       7.25%, due 10/25/271,2   .............    504,927
        698,994      PNC Mortgage Securities Corporation,
                       Series 1998-2, Class 5B5,
                       6.625%, due 03/25/281,2  .............    493,665
        305,343      Residential Asset Securitization Trust,
                       Series 1997-A6, Class B4,
                       7.25%, due 9/25/121,2 ................    287,216
                                                              ----------
                                                               5,801,697
                                                              ----------


   PRINCIPAL                                                      VALUE
    AMOUNT                    SECURITY                           (NOTE 1)
------------------------------------------------------------------------
                     TOTAL CORPORATE BONDS
                       (cost $14,430,862).................... $14,412,102
                                                              -----------
                     TOTAL LONG-TERM DEBENTURES
                       (cost $34,495,810)   .................  33,284,692
                                                              -----------
                     SHORT-TERM INVESTMENTS: 6.0%
                     Turkey: 4.1%
175,000,000,000*     Government of Turkey Treasury Bills,
                       0.00%, due 09/02/98   ................     580,721
300,000,000,000*     Government of Turkey Treasury Bills,
                       0.00%, due 11/04/98   ................     888,160
                                                              -----------
                                                                1,468,881
                                                              -----------
                     United States: 1.9%
$       700,000      U.S. Treasury Bills,
                       5.17%, due 11/12/98.  ................     686,861
                                                              -----------
                     TOTAL SHORT-TERM INVESTMENTS
                       (cost $2,257,915). ...................   2,155,742
                                                              -----------
                     TOTAL INVESTMENTS: 98.2%
                       (cost $36,753,725\^) (Note 1)  .......  35,440,434

                     Other assets in excess of
                        liabilities: 1.8%. ..................     670,640
                                                              -----------
                      TOTAL NET ASSETS: 100.0%
                        (equivalent to $10.56 per share on
                        3,418,641 shares outstanding). ...... $36,111,074
                                                              ===========

 * Principal amount represents local currency.
 1 Restricted security (Note 8).
 2 Illiquid security (Note 9).
 + Aggregate cost for Federal income tax purposes is $36,754,538.



   The Notes to Financial Statements are an integral part of this statement.

LEXINGTON RAMIREZ GLOBAL INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 1998 (unaudited)


ASSETS
Investments, at value (cost $36,753,725) (Note 1) ...........................   $35,440,434
Cash ........................................................................        75,518
Receivable for shares sold   ................................................        67,072
Interest receivable .........................................................       869,896
                                                                                -----------
    Total Assets ............................................................    36,452,920
                                                                                -----------
LIABILITIES
Due to Lexington Management Corporation (Note 2)  ...........................        19,273
Payable for shares redeemed  ................................................       193,244
Distributions payable  ......................................................        55,101
Accrued expenses ............................................................        74,228
                                                                                -----------
    Total Liabilities  ......................................................       341,846
                                                                                -----------
NET ASSETS (equivalent to $10.56 per share on
 3,418,641 shares outstanding) (Note 4)  ....................................   $36,111,074
                                                                                ===========
NET ASSETS consist of:
Additional paid-in capital   ................................................   $36,985,968
Undistributed net investment income   .......................................       362,468
Accumulated net realized gain on investments and foreign currency holdings           84,508
Unrealized depreciation on investments and foreign currency holdings   ......    (1,321,870)
                                                                                -----------
    TOTAL NET ASSETS   ......................................................   $36,111,074
                                                                                ===========






    The Notes to Financial Statements are an integral part of this statement.

LEXINGTON RAMIREZ GLOBAL INCOME FUND
STATEMENT OF OPERATIONS
Six months ended June 30, 1998 (unaudited)



INVESTMENT INCOME
Interest ............................................................    $1,766,407
Less: foreign tax expense  ..........................................        93,240
                                                                         ----------
   Total investment income ..........................................                     $1,673,167

EXPENSES
 Investment advisory fee (Note 2)   .................................       136,696
 Distribution expenses (Note 3)  ....................................        34,174
 Transfer agent and shareholder servicing expenses (Note 2) .........        16,706
 Registration fees   ................................................        15,198
 Printing and mailing expenses   ....................................        14,940
 Custodian expenses  ................................................        13,833
 Accounting expenses (Note 2) .......................................        11,857
 Professional fees   ................................................        10,884
 Directors' fees and expenses .......................................         8,599
 Computer processing fees  ..........................................         3,561
 Other expenses   ...................................................         5,750
                                                                         ----------
  Total expenses. ...................................................       272,198
  Less: expenses recovered under contract with
   investment adviser (Note 2)   ....................................        67,154          205,044
                                                                         ----------       ----------
  Net investment income.   ..........................................                      1,468,123

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 5)
 Net realized gain (loss) on:
  Investments  ......................................................       344,718
  Foreign currency transactions  ....................................      (357,322)
                                                                         ----------
   Net realized loss ................................................                        (12,604)
Net change in unrealized depreciation on:
 Investments   ......................................................      (862,053)
 Foreign currency translation of other assets and liabilities  ......       (23,442)
                                                                         ----------
  Net change in unrealized depreciation   ...........................                       (885,495)
                                                                                          ----------
   Net realized and unrealized loss .................................                       (898,099)
                                                                                          ----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS   ..................                     $  570,024
                                                                                          ==========

    The Notes to Financial Statements are an integral part of this statement.

LEXINGTON RAMIREZ GLOBAL INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS


                                                                      Six months
                                                                         ended          Year ended
                                                                     June 30, 1998     December 31,
                                                                      (unaudited)          1997
                                                                     -------------     ------------
Net investment income   ..........................................    $ 1,468,123      $ 2,052,118
Net realized gain (loss) from investments and foreign currency
  transactions ...................................................        (12,604)          94,293
Net change in unrealized depreciation of investments
  and foreign currency translation  ..............................       (885,495)      (1,154,451)
                                                                      -----------      -----------
   Increase in net assets resulting from operations   ............        570,024          991,960
Distributions to shareholders from net investment income .........       (957,513)      (1,746,581)
Distributions to shareholders from net realized gains from
  security transactions ..........................................             --         (556,566)
Increase (decrease) in net assets from capital share
  transactions (Note 4) ..........................................     12,830,830       (4,130,900)
                                                                      -----------      -----------
   Net increase (decrease) in net assets  ........................     12,443,341       (5,442,087)

NET ASSETS
 Beginning of period .............................................     23,667,733       29,109,820
                                                                      -----------      -----------
 End of period (including undistributed net investment
  income of $362,468 and distributions in excess of net investment
  income of $148,142, 1998 and 1997 respectively)  ...............    $36,111,074      $23,667,733
                                                                      ===========      ===========


   The Notes to Financial Statements are an integral part of these statements.

LEXINGTON RAMIREZ GLOBAL INCOME FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 1998 (unaudited) and December 31, 1997

1. SIGNIFICANT ACCOUNTING POLICIES
Lexington Ramirez Global Income Fund (the "Fund") is an open-end non-diversified management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek high current income. Capital appreciation is a secondary objective. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

     INVESTMENTS Securities transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are reported on the identified cost basis. Long-term debt obligations held by the Fund are valued at the mean of representative quoted bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when LMC deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term debt investments are amortized to maturity based on their cost, adjusted for foreign exchange translation. Equity securities are valued at the last sale price on the exchange as of the close of business on the day the securities are being valued. In the absence of any sales, securities are valued at the mean of the last available bid and asked prices. Securities traded on the over-the-counter market are valued at the mean between the last current bid and asked prices. Securities for which market quotations are not readily available and other assets are valued by Fund management in good faith under the direction of the Fund's Board of Directors. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income, adjusted for amortization of premiums and accretion of discounts, is accrued as earned.
     FOREIGN CURRENCY TRANSACTIONS Foreign currencies (and receivables and payables denominated in foreign currencies) are translated into U.S. dollar amounts at current exchange rates. Translation gains or losses resulting from changes in exchange rates and realized gains and losses on the settlement of foreign currency transactions are reported in the statement of operations. In addition, the Fund may enter into forward foreign exchange contracts in order to hedge against foreign currency risk in the purchase or sale of securities denominated in foreign currency. The Fund may also enter into such contracts to hedge against changes in foreign currency exchange rates on portfolio positions. These contracts are marked to market daily, by recognizing the difference between the contract exchange rate and the current market rate as unrealized gains or losses. Realized gains or losses are recognized when contracts are closed and are reported in the statement of operations. There are no forward foreign currency exchange contracts outstanding at June 30, 1998.
     FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to "regulated investment companies" and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income taxes is required.
     DISTRIBUTIONS Dividends from net investment income are normally declared and paid quarterly and dividends from net realized capital gains are normally declared and paid annually. However, the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The character of income and gains to be distributed are determined in accordance with income tax regulations that may differ from generally accepted accounting principles. At December 31, 1997, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distribution under income tax regulations. Net investment income, net realized gains and net assets were not affected by this change.

LEXINGTON RAMIREZ GLOBAL INCOME FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 1998 (unaudited) and December 31, 1997 (continued)

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
     Use of Estimates The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. INVESTMENT  ADVISORY FEE AND OTHER  TRANSACTIONS WITH AFFILIATE
     The Fund pays an investment advisory fee to Lexington Management Corporation ("LMC") at an annual rate of 1.00% of the Fund's average daily net assets. In connection with providing investment advisory services, LMC has entered into a sub-advisory contract with MFR Advisors Inc. ("MFR") under which MFR provides the Fund with investment management services. Pursuant to the terms of the sub-advisory contract between LMC and MFR, LMC pays MFR a monthly sub-advisory fee at the annual rate of 0.35% of the Fund's average daily net assets in excess of $15 million. For 1998, LMC has voluntarily agreed to limit the total expenses of the Fund (including management fee, but excluding interest, taxes, brokerage commissions and extraordinary expenses) to an annual rate of 1.50% of the Fund's average daily net assets. Total reimbursement was $67,154 for the six months ended June 30, 1998, and is set forth in the statement of operations. The Fund reimburses LMC for certain expenses, including accounting and shareholder servicing costs of $19,994, which are incurred by the Fund, but paid by LMC.

3. DISTRIBUTION PLAN
The Fund has adopted a Distribution Plan (the "Plan") which allows payments to finance activities associated with the distribution of the Fund's shares. The Plan provides that the Fund may pay distribution fees on a reimbursement basis, including payments to Lexington Funds Distributor, Inc. ("LFD"), the Fund's distributor, in amounts not exceeding 0.25% per annum of the Fund's average daily net assets. Total distribution expenses for the six months ended June 30, 1998, were $34,174 and are set forth in the statement of operations.

4. CAPITAL STOCK
Transactions in capital stock were as follows:



                                                               Six months
                                                                  ended
                                                              June 30, 1998                        Year ended
                                                               (unaudited)                     December 31, 1997
                                                     -----------------------------      -------------------------------
                                                       Shares            Amount            Shares             Amount
                                                     ----------      -------------      -----------       -------------
Shares sold   ....................................    1,552,878       $ 16,800,870        1,230,549       $  13,579,416
Shares issued on reinvestment of dividends  ......       80,242            851,388          259,657           2,825,735
                                                      ---------       ------------        ---------       -------------
                                                      1,633,120         17,652,258        1,490,206          16,405,151
Shares redeemed  .................................     (450,514)        (4,821,428)      (1,848,616)        (20,536,051)
                                                      ---------       ------------       ----------       -------------
Net increase (decrease)   ........................    1,182,606       $ 12,830,830         (358,410)      $  (4,130,900)
                                                      =========       ============       ==========       =============


LEXINGTON RAMIREZ GLOBAL INCOME FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 1998 (unaudited) and December 31, 1997 (continued)

5. PURCHASES AND SALES OF INVESTMENT SECURITIES
The cost of purchases and proceeds from sales of securities for the six months ended June 30, 1998, excluding short-term securities, were $19,955,367 and $6,564,313, respectively.

At June 30, 1998, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $823,156 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $2,137,260.

6. INVESTMENT AND CONCENTRATION RISKS
The Fund's investments in foreign securities may involve risks not present in domestic investments. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments. In addition to the risks described above, risks may arise from forward foreign currency contracts as a result of the potential inability of counterparties to meet the terms of their contracts.

7. OPTION CONTRACTS
When the Fund writes a call option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Fund realizes a gain equal to the amount of the premium received. When the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the cost of the security sold will be decreased by the premium originally received. The risk in writing a covered call option is that the Fund gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price.


The following written call option transactions occurred during the six months ended June 30, 1998:




                                                                                    Number of
                                                                    Premiums        Contracts
                                                                    ----------     ----------
Options written, outstanding at December 31, 1997 ...............    $  42,218         1
Options written during the six months ended June 30, 1998  ......       94,645         3
Options exercised   .............................................      (65,611)       (2)
Options expired  ................................................      (71,252)       (2)
                                                                     ---------         --
Options written, outstanding at June 30, 1998  ..................    $      --         --
                                                                     =========         ==

LEXINGTON RAMIREZ GLOBAL INCOME FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 1998 (unaudited) and December 31, 1997 (continued)

8. RESTRICTED SECURITIES
The following securities were purchased under Rule 144A of the Securities Act of 1933 and, unless registered under the Act or exempted from registration, may be sold only to qualified institutional investors.



                                       Acquisition     Principal        Market       Percent of
Security                                  Date           Amount          Value       Net Assets
------------------------------------   -----------    ----------      ----------     ----------
ABN-AMRO Mortgage
 Corporation   .....................     03/05/98     $  569,532      $  409,886        1.14%
BA Mortgage Securities, Inc.  ......     12/17/97        563,812         409,645        1.13
Compagnie De
 Radiocomunicaciones
 Moviles, S.A. .....................     06/26/98      1,000,000         953,103        2.64
DLJ Mortgage Acceptance
 Corporation   .....................     10/25/96        190,975         160,718        0.45
Norwest Asset Securities
 Corporation   .....................     03/21/97        930,462         683,890        1.89
PNC Mortgage Securities
 Corporation   .....................     09/11/97        696,451         504,927        1.40
PNC Mortgage Securities
 Corporation   .....................     03/30/98        698,994         493,665        1.37
Residential Asset
 Securitization Trust   ............     07/31/97        305,343         287,216        0.79
                                                                      ----------       -----
                                                                      $3,903,050       10.81%
                                                                      ==========       =====

9. ILLIQUID SECURITIES
Pursuant to guidelines adopted by the Fund's Board of Directors, the following securities are deemed to be illiquid. The Fund currently limits investment in illiquid securities to 15% of the Fund's net assets, at market value.



                                       Acquisition     Principal        Market       Percent of
Security                                  Date           Amount          Value       Net Assets
------------------------------------   -----------    ----------      ----------     ----------
Compagnie De
 Radiocomunicaciones
 Moviles, S.A.   ............            06/26/98     $1,000,000      $  953,103        2.64%
DLJ Mortgage Acceptance
 Corporation  ...............            10/25/96        190,975         160,718        0.45
Norwest Asset Securities
 Corporation  ...............            03/21/97        930,462         683,890        1.89
PNC Mortgage Securities
 Corporation  ...............            09/11/97        696,451         504,927        1.40
PNC Mortgage Securities
 Corporation  ...............            03/30/98        698,994         493,665        1.37
Residential Asset
 Securitization Trust  ......            07/31/97        305,343         287,216        0.79
                                                                      ----------        ----
                                                                      $3,083,519        8.54%
                                                                      ==========        ====

LEXINGTON RAMIREZ GLOBAL INCOME FUND
FINANCIAL HIGHLIGHTS

Selected per share data for a share outstanding throughout the period:


                                                     Six months
                                                        ended                  Year ended December 31,
                                                      June 30,     --------------------------------------------
                                                        1998
                                                     (unaudited)      1997        1996      1995        1994
                                                     ----------     --------    --------   -------    ---------
Net asset value, beginning of period ...............   $  10.58     $  11.22    $  10.75   $  9.80    $   10.95
                                                       --------     --------    --------   -------    ---------
Income (loss) from investment operations:
 Net investment income   ...........................       0.51         1.04        1.01      0.96         0.46
 Net realized and unrealized gain (loss) from
  investments and foreign currency
   transactions ....................................      (0.19)       (0.50)       0.36      0.95        (1.16)
                                                       --------     --------    --------   -------    ---------
Total income (loss) from investment operations   ...       0.32         0.54        1.37      1.91        (0.70)
                                                       --------     --------    --------   -------    ---------
Less distributions:
 Distributions from net investment income  .........      (0.34)       (0.91)      (0.86)    (0.96)       (0.45)
 Distributions from net realized gains  ............         --        (0.27)      (0.04)       --           --
                                                       --------     --------    --------   -------    ---------
Total distributions   ..............................      (0.34)       (1.18)      (0.90)    (0.96)       (0.45)
                                                       --------     --------    --------   -------    ---------
Net asset value, end of period .....................   $  10.56     $  10.58    $  11.22   $ 10.75    $    9.80
                                                       ========     ========    ========   =======    =========
Total return .......................................       6.17%*       5.00%      13.33%    20.10%       (6.52)%
Ratio to average net assets:
 Expenses, before reimbursement or waivers .........       1.99%*       2.17%       2.33%     3.07%        1.80%
 Expenses, net of reimbursement or waivers .........       1.50%*       1.50%       1.50%     2.75%        1.50%
 Net investment income,
  before reimbursement or waivers ..................      10.25%*       8.99%       9.49%     9.48%        4.18%
 Net investment income   ...........................      10.74%*       9.66%      10.32%     9.80%        4.48%
Portfolio turnover .................................      51.31%*     117.94%      71.83%   164.72%       10.20%
Net assets, end of period (000's omitted)  .........    $ 36,111     $ 23,668    $ 29,110   $12,255    $  10,351

* Annualized.

                               L E X I N G T O N


[GRAPHIC OMITTED]



LEXINGTON
RAMIREZ GLOBAL INCOME FUND


Investment Adviser
---------------------------------------------------------
LEXINGTON MANAGEMENT CORPORATION
P.O. Box 1515
Park 80 West Plaza Two
Saddle Brook, New Jersey 07663



Sub-Adviser
---------------------------------------------------------
MFR ADVISORS, INC.
1 Liberty Plaza
46th Floor
165 Broadway
New York, New York 10006



Distributor
---------------------------------------------------------
LEXINGTON FUNDS DISTRIBUTOR, INC.
P.O. Box 1515
Park 80 West Plaza Two
Saddle Brook, New Jersey 07663


All shareholder requests for services of any kind should be sent to:

    Transfer Agent

    STATE STREET BANK AND
    TRUST COMPANY
    c/o National Financial Data Services
    1004 Baltimore
    Kansas City, MIssouri 64105

    Or call toll free:
    Service and Sales: 1-800-526-0056
    24 Hour Account Information:
    1-800-526-0052
---------------------------------------------------------

 (800) 526-0052


                    "LEXLINE"
     24 hour toll-free telephone access to your
              Lexington Fund account
     Price/Yield o Account Balances  o Exchanges o
 Last Transactions o Total Return  o Duplicate Statements
---------------------------------------------------------

This report has been prepared for the information of the shareholders of Lexington Ramirez Global Income
Fund and is authorized for distribution to the public only if it is accompanied or preceded by a currently effective prospectus which sets forth expenses and other material information.

                LEXINGTON


                LEXINGTON
                 RAMIREZ
                 GLOBAL
                 INCOME
                  FUND
     --------------------------------
       Seeks high current income.
         The Fund invests in a
        combination of foreign
        and domestic high yield
        lower rated debt securities.
     --------------------------------

          SEMI-ANNUAL REPORT
             JUNE 30, 1998

          The Lexington Group
              of No Load
          Investment Companies